Share Capital and Share Premium - Details of Total Share Capital and Share Premium (Details) € / shares in Units, € in Thousands	Dec. 31, 2022 EUR (€) € / shares shares	Nov. 22, 2022 $ / shares	Nov. 22, 2022 EUR (€) € / shares shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares	81,559,780		17,016,872		11,325,442	5,000,000	2,500,000
Par value per share | € / shares	€ 0.12		€ 0.01	€ 0.12	€ 0.01	€ 0.01	€ 0.01
Share capital	€ 9,787		€ 170		€ 113	€ 50	€ 25
Share premium	589,404		163,386		83,763	2,450	2,475
Share Capital And Share Premium	€ 599,191		€ 163,556		€ 83,876	€ 2,500	€ 2,500
Issuance Of Non Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares						2,500,000
Par value per share | € / shares						€ 0.01
Share capital						€ 25
Share premium						€ 25
January 2021 Conversion of Convertible Debt
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares					1,111,115
Par value per share | € / shares					€ 0.01
Share capital					€ 11
Share premium					11,656
Share Capital And Share Premium					€ 11,667
January 2021 Equity Contributions (Series A - Tranche I)
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares					4,928,613
Par value per share | € / shares					€ 0.01
Share capital					€ 49
Share premium					68,951
Share Capital And Share Premium					€ 69,000
July 2021 Issuance of Non-voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares					285,714
Par value per share | € / shares					€ 0.01
Share capital					€ 3
Share premium					706
Share Capital And Share Premium					€ 709
February 18, 2022 Equity Contribution (Series A - Tranche II)
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares	5,691,430
Par value per share | € / shares	€ 0.01
Share capital	€ 57
Share premium	79,623
Share Capital And Share Premium	€ 79,680
November 22, 2022 Elimination Old Shares | New Amsterdam Pharma Shareholders
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares			(17,016,872)
Par value per share | € / shares			€ 0.01
Share capital			€ (170)
Share premium			(163,386)
Share Capital And Share Premium			€ (163,556)
November 22, 2022 Share Capital Increase | New Amsterdam Pharma Shareholders
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares			36,258,312
Par value per share | € / shares			€ 0.12
Share capital			€ 4,351
Share premium			159,205
Share Capital And Share Premium			€ 163,556
November 22, 2022 Equity Contribution | FLAC shareholders
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares			13,185,138
Par value per share | € / shares			€ 0.12
Share capital			€ 1,582
Share premium			125,084
Share Capital And Share Premium			€ 126,666
November 22, 2022 Equity Contribution | P I P E Financing
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares			23,460,000
Par value per share | (per share)		$ 10	€ 0.12
Share capital			€ 2,815
Share premium			225,528
Share Capital And Share Premium			€ 228,343
November 22, 2022 Equity Contribution | Amgen M T P C Shareholders
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding | shares			8,656,330
Par value per share | € / shares			€ 0.12
Share capital			€ 1,039
Share premium			82,121
Share Capital And Share Premium			83,160
November 22, 2022 Transaction Costs on Issue of Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share premium			2,534
Share Capital And Share Premium			€ (2,534)